ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - (Details)	Mar. 29, 2019
ADDITIONAL FINANCIAL INFORMATION
Convenience translation rate (in RMB/USD)	6.7112
Parent company
ADDITIONAL FINANCIAL INFORMATION
Convenience translation rate (in RMB/USD)	6.7112